Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Oak Ridge Large Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	imst_ProspectusSupplementTextBlock

Oak Ridge Large Cap Growth Fund

A series of Investment Managers Series Trust

Supplement dated May 23, 2017, to the

Prospectus and Statement of Additional Information, both dated October 1, 2016, as amended;

and the Summary Prospectus dated October 4, 2016, as amended.

This Supplement replaces the Supplement previously filed on May 17, 2017. The purpose of this Supplement is to update the effective date of the changes discussed below.

Important Notice Regarding Planned Changes in the Fund's Name and Principal Investment Strategies.

On or about July 18, 2017, the name and principal investment strategies of the Oak Ridge Large Cap Growth Fund (the "Fund") will be changed as set forth below. Further information regarding these matters will be provided in the Fund's revised Summary Prospectus, Prospectus and Statement of Additional Information dated on or about that date. The Fund's investment objective to provide capital appreciation will remain the same.

Name Change:

The name of the Fund will be changed to Oak Ridge Multi Strategy Fund.

Principal Investment Strategies Changes:

The Fund's principal investment strategies will be changed so that the Fund will seek to achieve its investment objective by primarily investing in other mutual funds managed by Oak Ridge Investments, LLC, the Fund's Advisor. The Fund may also invest in unaffiliated mutual funds or exchange-traded funds ("ETFs") and directly in securities. The Fund will be a multi-strategy fund that will seek exposure to a number of U.S. and foreign equity and fixed income asset classes.

Please file this Supplement with your records.